[CHAPMAN AND CUTLER LETTERHEAD]

May 15, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1163 and under the Investment Company Act of 1940, as amended, Amendment No. 1164 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator Growth-100 Power Buffer ETF – March (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the Innovator Growth-100 Power Buffer ETF – January, Innovator Growth-100 Power Buffer ETF – April, Innovator Growth-100 Power Buffer ETF – July, and Innovator Growth-100 Power Buffer ETF – October (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 1117 under the 1933 Act and Post-Effective Amendment No. 1118 under the 1940 Act) (the “Prior Innovator Funds”) as precedent in drafting the Amended Registration Statement. The Amended Registration Statement contains disclosure that the Registrant considers substantially identical to that in the Prior Innovator Funds.

The disclosure in the Amended Registration Statement with regard to the description of the Fund, the investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is identical to the disclosures made in the registration statement relating to Prior Innovator Fund common shares. The disclosure in the Amended Registration Statement has been revised only as necessary to set forth the anticipated terms of the Fund’s outcome period and cap and to make certain disclosure updates consistent with prior comments from the staff of the Commission.

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures